FEDERATED U.S. GOVERNMENT SECURITIES FUND:  1-3 YEARS
Institutional Shares
-------------------------------------------------------------------------------
Supplement to Prospectus dated April 30, 2001


1. Please delete the fee table in its entirety, and replace with the following:

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED U.S. Government securities Fund: 1-3 years


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a             None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)      None
Redemption Fee (as a percentage of amount redeemed, if             None
applicable)
Exchange Fee                                                       None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee2                                                    0.40%
Distribution (12b-1) Fee                                           None
Shareholder Services Fee3                                          0.25%
Other Expenses                                                     0.14%
Total Annual Fund Operating Expenses                               0.79%
1 Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain
amounts.  These are shown below along with the net expenses the
Fund expects to pay for the fiscal year ending February 28,
2002.
Total Waivers of Fund Expenses                                     0.25%
Total Actual Annual Fund Operating Expenses (after waivers)        0.54%
2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending February 28, 2002.
3 A portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending February 28, 2002.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                1 Year      3 Years     5 Years    10 Years
                                 $ 81       $ 252       $ 439      $ 978

----------------------------------------------------------------------------

2. Effective May 21, 2001, Federated U.S. Government Securities Fund: 1-3 Years offers Class Y Shares.





                                                                    May 21, 2001

[Graphic]
Federated Investors
Federated Securities, Distributors
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvstors.com

Cusip 31428M100
26493



FEDERATED U.S. GOVERNMENT SECURITIES FUND:  1-3 YEARS
Institutional Service Shares
-------------------------------------------------------------------------------
Supplement to Prospectus dated April 30, 2001

1. Please delete the fee table in its entirety, and replace with the following:

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED U.S. Government securities Fund: 1-3 years


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a             None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)      None
Redemption Fee (as a percentage of amount redeemed, if             None
applicable)
Exchange Fee                                                       None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee2                                                    0.40%
Distribution (12b-1) Fee                                           0.25%
Shareholder Services Fee3                                          0.25%
Other Expenses                                                     0.14%
Total Annual Fund Operating Expenses                               1.04%
1 Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain
amounts.  These are shown below along with the net expenses the
Fund expects to pay for the fiscal year ending February 28,
2002.
Total Waivers of Fund Expenses                                     0.25%
Total Actual Annual Fund Operating Expenses (after waivers)        0.79%
2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending February 28, 2002.
3 A portion of the shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending February 28, 2002.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                      1 Year   3 Years   5 Years  10 Years
                                      $ 106     $ 331    $ 574    $ 1,271

-------------------------------------------------------------------------------


2. Effective May 21, 2001, Federated U.S. Government Securities Fund: 1-3 Years offers Class Y Shares.




                                                                    May 21, 2001

[Graphic]
Federated Investors
Federated Securities, Distributors
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvstors.com

Cusip 31428M209
26494